Related party transactions - Summary of Major Related Parties and Their Relationships With The Company (Detail)	12 Months Ended
Mar. 31, 2021
Nanjing Xingmu [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Nanjing Xingmu
Relationship with the company	An equity investee of the Company before November 1, 2019
Nanjing Animal Pharmaceutical [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Nanjing Animal Pharmaceutical
Relationship with the company	An equity investee of the Company
Shanghai Yichong [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Shanghai Yichong
Relationship with the company	An equity investee of the Company
Wuhan Chunzhijin [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Wuhan Chunzhijin
Relationship with the company	An equity investee of the Company
Beijing Petdog [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Beijing Petdog
Relationship with the company	An available-for-sale debt investee that the Company has significant influence
Yingzhi (Lisa) Tang [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Yingzhi (Lisa) Tang
Relationship with the company	A senior management of the Company
Di (Jackie) Chen {Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Di (Jackie) Chen
Relationship with the company	A senior management of the Company
Ying (Christina) Zhang [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Ying (Christina) Zhang
Relationship with the company	A senior management of the Company
Fei Wang [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Fei Wang
Relationship with the company	A senior management of the Company
Yan Jiang [Member]
Schedule Of Transactions Between Related Parties [Line Items]
Name of related parties	Yan Jiang
Relationship with the company	A senior management of the Company